Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 298,576	$ 348,720
less: Accumulated depreciation	(250,284)	(214,114)
Total, net	48,292	134,606
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	198,637	198,309
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 99,939	$ 150,411